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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2010

Check here if Amendment [_]; Amendment Number:
                                               ------------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


 /s/ Stephen E. Memishian        Mount Kisco, NY                05/17/10
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   --------
28-
   -----------------   ---------------------------------------------------------
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            65
Form 13F Information Table Value Total: 2,759,505,000
                                        -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

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
                                                                               INVESTMENT DISCRETION
                                                                           ----------------------------
                                                                                          B)
                            ITEM 2:    ITEM 3:        ITEM 4:    SHARES OF           SHARED AS     C)     VOTING AUTHORITY (SHARES)
        ITEM 1:            TITLE OF     CUSIP      FAIR MARKET   PRINCIPAL     A)      DEFINED   SHARED ----------------------------
    NAME OF ISSUER           CLASS     NUMBER         VALUE        AMOUNT     SOLE   IN INST. V  OTHER   A) SOLE  B)SHARED   C)NONE
----------------------- ------------- --------- ---------------- --------- --------- ---------- ------- --------- -------- ---------
Adobe                   Common Stocks 00724F101    81,185,877.98 2,299,160 1,836,239          0  99,115 1,025,274  330,271   943,615
Affiliated Managers     Common Stocks 008252108     2,292,975.00    29,025    29,025          0       0         0        0    29,025
Alexion Pharmaceuticals Common Stocks 015351109     1,133,886.35    20,855    20,855          0       0         0        0    20,855
Allergan                Common Stocks 018490102    46,156,518.52   711,962   566,516          0  30,245   316,143  104,443   291,376
Allos Therapeutics      Common Stocks 019777101     1,022,628.05   137,635   137,635          0       0         0        0   137,635
Altera Corp             Common Stocks 021441100    43,137,568.50 1,758,717 1,420,510          0  72,485   749,619  241,413   767,685
Apple Computer          Common Stocks 037833100   156,230,579.00   652,208   529,362          0  25,520   312,178   88,041   251,989
Artio Global Investors  Common Stocks 04315B107     1,531,529.70    61,905    61,905          0       0         0        0    61,905
Baxter International    Common Stocks 071813109    63,912,628.40 1,126,558   895,507          0  48,755   500,395  165,636   460,527
C. R. Bard              Common Stocks 067383109    77,866,916.14   897,597   721,112          0  37,835   388,260  125,875   383,462
Celgene                 Common Stocks 151020104   222,280,446.72 3,590,203 2,897,817          0 145,340 1,667,430  495,678 1,427,095
Charles Schwab          Common Stocks 808513105    65,269,118.20 3,476,378 2,765,465          0 148,315 1,538,455  509,678 1,428,245
Cisco Systems           Common Stocks 17275R102   100,473,672.10 3,827,969 3,051,815          0 164,255 1,698,567  554,426 1,574,976
Citrix Systems          Common Stocks 177376100     1,144,739.05    24,115    24,115          0       0         0        0    24,115
Cognizant Technology
  Solutions             Common Stocks 192446102   120,305,664.80 2,352,726 1,881,025          0  97,085 1,048,473  339,900   964,353
Conceptus, Inc.         Common Stocks 206016107     1,729,234.60    86,635    86,635          0       0         0        0    86,635
CTRIP.com International ADR                         7,426,832.00   189,460   189,460          0       0         0        0   189,460
DaVita                  Common Stocks 23918K108     1,403,359.00    22,135    22,135          0       0         0        0    22,135
DG Fastchannel          Common Stocks 23326R109     1,529,286.75    47,865    47,865          0       0         0        0    47,865
Dolby Laboratories      Common Stocks 25659T107   114,850,273.72 1,939,500 1,557,576          0  79,140   845,307  275,275   818,918
Expeditors
  International         Common Stocks 302130109    91,664,540.80 2,447,023 1,957,995          0 102,345 1,066,254  351,184 1,029,585
F5 Networks             Common Stocks 315616102     2,395,249.95    38,865    38,865          0       0         0        0    38,865
Genoptix                Common Stocks 37243V100     2,011,750.65    56,685    56,685          0       0         0        0    56,685
Gen-Probe               Common Stocks 36866T103    81,084,031.00 1,628,064 1,310,599          0  69,475   710,619  224,767   692,678
Genzyme                 Common Stocks 372917104    61,238,587.82 1,174,384   935,319          0  49,935   522,339  171,419   480,626
Google                  Common Stocks 38259P508   161,886,379.96   287,971   231,748          0  11,335   133,821   40,653   113,497
Henry Schein            Common Stocks 806407102     1,491,348.00    25,320    25,320          0       0         0        0    25,320
Icon PLC                ADR                         8,881,022.75   336,275   336,275          0       0         0        0   336,275
IDEXX Laboratories      Common Stocks 45168D104     1,367,963.50    23,770    23,770          0       0         0        0    23,770
IHS Inc.                Common Stocks 451734107       998,819.60    18,680    18,680          0       0         0        0    18,680
Infosys Technogies      ADR                         9,115,550.00   155,000   155,000          0       0         0        0   155,000
Intuitive Surgical      Common Stocks 46120E602    66,842,445.85   190,384   151,690          0   8,055    84,404   27,855    78,125
Invesco Ltd             Common Stocks G491BT108    27,753,870.64 1,252,353 1,000,054          0  53,750   560,504  179,895   511,954
McDonald's Corp         Common Stocks 580135101     2,808,912.00    42,100    42,100          0       0     8,250        0    33,850
Monsanto                Common Stocks 61166W101   105,612,752.28 1,506,829 1,201,394          0  63,990   673,294  218,645   614,890
MSCI Inc                Common Stocks 55354G100       995,096.50    27,565    27,565          0       0         0        0    27,565
National Instruments    Common Stocks 636518102     1,036,184.50    31,070    31,070          0       0         0        0    31,070
NetApp                  Common Stocks 64110D104    98,833,986.10 2,994,415 2,404,940          0 123,825 1,310,822  422,946 1,260,647
Northern Trust          Common Stocks 665859104    28,104,650.78   508,065   404,273          0  21,980   225,698   74,305   208,062
Novo Nordisk A/S        ADR                        88,203,763.00 1,143,721 1,143,721          0       0         0        0 1,143,721
Nuance Communications   Common Stocks 67020Y100     1,683,801.60   101,190   101,190          0       0         0        0   101,190
Panera Bread Company    Common Stocks 69840W108     1,444,896.10    18,890    18,890          0       0         0        0    18,890
Parexel International   Common Stocks 699462107     1,236,595.50    53,050    53,050          0       0         0        0    53,050
PepsiCo                 Common Stocks 713448108    86,359,391.68 1,308,053 1,045,323          0  54,125   575,549  188,953   543,551
Priceline.com           Common Stocks 741503403    95,623,647.00   371,123   295,404          0  15,530   164,583   54,849   151,691
Rockwell Collins        Common Stocks 774341101       969,832.05    15,495    15,495          0       0         0        0    15,495
Schlumberger            Common Stocks 806857108    35,156,511.80   542,172   434,425          0  23,505   240,914   77,428   223,830
SEI Investments         Common Stocks 784117103    75,765,091.61 3,431,200 2,750,413          0 142,200 1,487,875  489,267 1,454,058
Silicon Laboratories    Common Stocks 826919102     1,022,759.85    21,455    21,455          0       0         0        0    21,455
Smith and Nephew        ADR                         1,331,095.40    26,590    26,590          0       0         0        0    26,590
Stanley                 Common Stocks 854532108     1,037,960.10    36,690    36,690          0       0         0        0    36,690
State Street            Common Stocks 857477103    74,668,722.94 1,658,547 1,319,851          0  71,870   736,620  241,572   680,355
Stryker                 Common Stocks 863667101   110,391,426.24 1,923,207 1,568,772          0  76,670   911,938  250,378   760,891
Synaptics               Common Stocks 87157D109       929,214.55    33,655    33,655          0       0         0        0    33,655
Target                  Common Stocks 87612E106    95,769,790.00 1,796,885 1,428,460          0  77,855   798,906  263,924   734,055
VancelInfo Technologies ADR                         1,579,692.30    70,870    70,870          0       0         0        0    70,870
Varian Medical Systems  Common Stocks 92220P105   124,768,668.82 2,251,539 1,824,919          0  87,435 1,035,483  308,091   907,965
Visa                    Common Stocks 92826C839    96,556,051.56 1,057,660   841,697          0  44,955   469,918  154,895   432,847
                                                            0.00         0         0          0       0         0        0         0
                        COLUMN TOTAL$           2,759,505,789.36